Net Loss Per Share - Schedule of Anti-Dilutive Shares (Details) - shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Anti-Dilutive Shares [Line Items]
Anti-dilutive effect shares	7,679,650	359,493
Shares subject to outstanding stock options [Member]
Schedule of Anti-Dilutive Shares [Line Items]
Anti-dilutive effect shares	210	664
Shares subject to unvested restricted stock units [Member]
Schedule of Anti-Dilutive Shares [Line Items]
Anti-dilutive effect shares	102,867	142
Shares subject to outstanding warrants [Member]
Schedule of Anti-Dilutive Shares [Line Items]
Anti-dilutive effect shares	7,576,573	358,687